Segment information	6 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segment information

Note 15 – Segment information

The Company follows ASC 280, Segment Reporting, which requires companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company primarily engaged in three business lines: HVAC system installation and servicing projects, air conditioner sales, and other customized services. The Company’s chief operating decision-maker (“CODM”), Ms. Ke Chen, review financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. There are no segment managers who are held accountable for operations, operating results and plans for levels or components below the consolidated unit level. Based on qualitative and quantitative criteria established by ASC 280, the Company considers itself to be operating within one reportable segment.

The CODM’s resource allocation decisions typically affect the overall business rather than any individual business line. As a result, the Company does not allocate shared operating expenses to specific business lines for management reporting, and decisions are made based on consolidated financial results. This is supported by the fact that the Company’s financial systems are not designed to budget, track transactions, or allocate shared costs for reporting operating margins at the business line level or any other detailed level. The Company believes that presenting financial information as a single operating segment aligns with how management organizes and makes decisions about the business.

As all of the Company’s revenues are derived solely from the PRC and all of the Company’s long-lived assets are located in the PRC, no geographical information is presented.

Disaggregated information of revenues, cost of revenues and gross profit by business lines are as follows:

	For the Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Revenue - projects	$1,333,893	$8,148,629
Revenue - products	807,945	471,144
Revenue - services	187,622	129,172
Total revenues	$2,329,460	$8,748,945

	For the Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Cost of revenue – projects	$1,199,323	$7,743,337
Cost of revenue – products	652,795	400,783
Cost of revenue – services	165,256	116,022
Total cost of revenues	$2,017,374	$8,260,142

	For the Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Gross profit - projects	$134,570	$405,292
Gross profit - products	155,150	70,361
Gross profit - services	22,366	13,150
Total gross profit	$312,086	$488,803

Revenue by recognition method are as follows:

	For the Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Revenue recognized over time	$1,333,893	$8,148,629
Revenue recognized at a point in time	995,567	600,316
Total revenues	$2,329,460	$8,748,945